SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 13,668,174	$ 14,745,711	$ 15,088,103
Intangible assets, useful life				2 years 6 months
Less: impairment loss recognized		(135,000)	(276,000)
Less: accumulated depreciation	(8,642,471)	(9,106,664)	(8,730,375)
Intangible assets, net	5,025,703	5,504,047	6,081,728
Software Platform [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 8,000,000	$ 8,000,000	8,000,000
Intangible assets, useful life	2 years 6 months	2 years 6 months
Apps Development [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		$ 932,310	966,535
Intangible assets, useful life	3 years	3 years
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 702,520	$ 712,747	744,914
Intangible assets, useful life	3 years	3 years
Identifiable Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 4,965,654	$ 5,100,654	5,100,654
Intangible assets, useful life	Indefinite	Indefinite
Software System [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross
Intangible assets, useful life	3 years	3 years
Intellectual Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross			$ 276,000
Intangible assets, useful life	3 years	3 years